Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		¥ 37,631	¥ 24,894
Derivative assets, gross amounts recognized		27,615	26,581
Derivative assets, gross amounts offset in the consolidated balance sheets, assets		(7,695)	(7,522)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		19,920	19,059
Other assets		15,008	22,116
Derivative liabilities, gross amounts recognized		17,990	19,798
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities		(7,695)	(7,522)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		10,295	12,276
Policy Liabilities and Policy Account Balances		444,010	605,520
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		15,008	22,116
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		444,010	605,520
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		22,365	15,400
Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		22,365	15,400
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		5,665	7,453
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0	0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		21,831	22,999
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	(2,105)	(4,019)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		19,726	18,980
Other assets		15,008	22,116
Total financial assets		1,529,508	1,826,639
Derivative liabilities, gross amounts recognized		12,400	16,295
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	(2,105)	(4,019)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		10,295	12,276
Policy Liabilities and Policy Account Balances		444,010	605,520
Total financial liabilities		456,410	621,815
Fair Value, Measurements, Recurring | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		327	304
Derivative liabilities, gross amounts recognized		4,924	4,567
Fair Value, Measurements, Recurring | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		14,057	12,346
Derivative liabilities, gross amounts recognized		3,447	8,821
Fair Value, Measurements, Recurring | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		7,025	5,804
Derivative liabilities, gross amounts recognized		701	1,071
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	15,008	22,116
Fair Value, Measurements, Recurring | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		108	159
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	444,010	605,520
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	17,260	19,232
Fair Value, Measurements, Recurring | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		422,053	569,074
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,015,477	1,165,417
Fair Value, Measurements, Recurring | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	366,475	393,644
Fair Value, Measurements, Recurring | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	53,598	93,034
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	275,810	345,612
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		163,236	168,822
Fair Value, Measurements, Recurring | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		861	1,087
Fair Value, Measurements, Recurring | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		74,176	98,501
Fair Value, Measurements, Recurring | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		81,321	64,717
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		37,879	27,801
Fair Value, Measurements, Recurring | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	37,879	27,801
Fair Value, Measurements, Recurring | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		422	4,545
Derivative liabilities, gross amounts recognized		3,220	1,677
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		507	734
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		0	0
Total financial assets		101,989	132,229
Derivative liabilities, gross amounts recognized		318	165
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy Liabilities and Policy Account Balances		0	0
Total financial liabilities		318	165
Fair Value, Measurements, Recurring | Level 1 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 1 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		507	734
Derivative liabilities, gross amounts recognized		318	165
Fair Value, Measurements, Recurring | Level 1 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 1 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	0	0
Fair Value, Measurements, Recurring | Level 1 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 1 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	0	0
Fair Value, Measurements, Recurring | Level 1 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	0	0
Fair Value, Measurements, Recurring | Level 1 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		35,766	37,500
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		65,716	93,995
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	8,882	11,464
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	52,885	79,783
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	3,949	2,748
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 1 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 1 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		19,033	17,032
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		0	0
Total financial assets		1,251,424	1,514,744
Derivative liabilities, gross amounts recognized		12,082	16,130
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy Liabilities and Policy Account Balances		0	0
Total financial liabilities		12,082	16,130
Fair Value, Measurements, Recurring | Level 2 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		327	304
Derivative liabilities, gross amounts recognized		4,924	4,567
Fair Value, Measurements, Recurring | Level 2 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		13,550	11,612
Derivative liabilities, gross amounts recognized		3,129	8,656
Fair Value, Measurements, Recurring | Level 2 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		4,734	571
Derivative liabilities, gross amounts recognized		701	1,071
Fair Value, Measurements, Recurring | Level 2 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	0	0
Fair Value, Measurements, Recurring | Level 2 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		108	159
Fair Value, Measurements, Recurring | Level 2 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	0	0
Fair Value, Measurements, Recurring | Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	17,260	19,232
Fair Value, Measurements, Recurring | Level 2 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		386,287	531,574
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		828,844	946,906
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	354,556	380,562
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	713	13,251
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	271,861	342,864
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		163,236	168,822
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		38,166	40,643
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		312	764
Fair Value, Measurements, Recurring | Level 2 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 2 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	0	0
Fair Value, Measurements, Recurring | Level 2 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		422	4,545
Derivative liabilities, gross amounts recognized		3,220	1,677
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		2,291	5,233
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		15,008	22,116
Total financial assets		176,095	179,666
Derivative liabilities, gross amounts recognized		0	0
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy Liabilities and Policy Account Balances		444,010	605,520
Total financial liabilities		444,010	605,520
Fair Value, Measurements, Recurring | Level 3 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 3 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		2,291	5,233
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 3 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	15,008	22,116
Fair Value, Measurements, Recurring | Level 3 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 3 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	444,010	605,520
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	0	0
Fair Value, Measurements, Recurring | Level 3 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		120,917	124,516
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	3,037	1,618
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	0	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	0	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		861	1,087
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		36,010	57,858
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		81,009	63,953
Fair Value, Measurements, Recurring | Level 3 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		37,879	27,801
Fair Value, Measurements, Recurring | Level 3 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	37,879	27,801
Fair Value, Measurements, Recurring | Level 3 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		¥ 0	¥ 0

[1]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 "Fair Value Measurements."
[2]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[3]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥22,116 million and ¥15,008 million as of March 31, 2017 and 2018, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2017 and 2018, see Note 23 "Life Insurance Operations."
[4]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥605,520 million and ¥444,010 million as of March 31, 2017 and 2018, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2017 and 2018, see Note 23 "Life Insurance Operations."
[5]	A certain subsidiary elected the fair value option on the loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were a loss from the change in the fair value of the loans of ¥71 million for fiscal 2016, a gain from the change in the fair value of the loans of ¥31 million for fiscal 2017 and a loss from the change in the fair value of the loans of ¥663 million for fiscal 2018. No gains or losses were recognized in earnings for fiscal 2016, 2017 and 2018 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loan held for sale as of March 31, 2017, were ¥18,362 million and ¥19,232 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥870 million. The amounts of aggregate unpaid principal balance and aggregate fair value as of March 31, 2018, were ¥16,873 million and ¥17,260 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥387 million. As of March 31, 2017 and 2018, there were no loans that were 90 days or more past due, or in non-accrual status.
[6]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were losses of ¥31 million and ¥181 million from the change in the fair value of those investments for fiscal 2017 and 2018. The amounts of aggregate fair value elected the fair value option were ¥1,026 million and ¥8,882 million as of March 31, 2017 and 2018, respectively.
[7]	A certain subsidiary elected the fair value option for investments in equity securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were a loss of ¥202 million, gains of ¥1,277 million and ¥961 million from the change in the fair value of those investments for fiscal 2016, 2017 and 2018. The amount of aggregate fair value elected the fair value option were ¥15,400 million and ¥22,365 million as of March 31, 2017 and 2018, respectively.
[8]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were losses of ¥12 million and ¥12 million from the change in the fair value of those investments for fiscal 2017 and 2018. The amounts of aggregate fair value elected the fair value option were ¥1,015 million and ¥719 million as of March 31, 2017 and 2018, respectively.
[9]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were a loss of ¥4 million, gains of ¥699 million and ¥1,456 million from the change in the fair value of those investments for fiscal 2016, 2017 and 2018. The amounts of aggregate fair value elected the fair value option were ¥7,453 million and ¥5,665 million as of March 31, 2017 and 2018, respectively.